Description of Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2013 Vessel Tanker	Feb. 27, 2013	Dec. 31, 2013 Windsor Knutsen [Member]	Dec. 31, 2013 Bodil Knutsen [Member]	Dec. 31, 2013 Recife Knutsen [Member]	Dec. 31, 2013 Fortaleza Knutsen [Member]	Dec. 31, 2013 Carmen Knutsen [Member]	Dec. 31, 2013 Subordinated Units [Member]	Apr. 30, 2013 General Partner Unit [Member]	Dec. 31, 2013 General Partner Unit [Member]	Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 KNOT Offshore Partners UK LLC [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers		100.00%
Number of shuttle tankers to be acquired		4
Initial public offering completion date		Apr. 15, 2013
Ownership percentage of limited liability company	49.00%				30.00%									100.00%
Ownership description			the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.
Common units issued to public									8,567,500			168,313	8,567,500
Percentage of limited liability company									49.00%			49.00%	49.00%
Percentage of incentive distribution rights		100.00%
Percentage of interest held by general partner										2.00%	2.00%
Common units sold pursuant to the full exercise of underwriters' options		1,117,500
Gross proceeds from IPO		$ 179.9
Time charters expiration year				2014	2016			2018
Time charterer options extension year				2016	2019			2021
Bareboat charters expiration year						2023	2023
Number of operating vessels		5